Average Annual Total Returns - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO - Fidelity Advisor International Capital Appreciation Fund
	Dec. 30, 2023
Fidelity Advisor International Capital Appreciation Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(30.96%)
Past 5 years	1.64%
Past 10 years	6.14%
Fidelity Advisor International Capital Appreciation Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(30.96%)
Past 5 years	1.49%
Past 10 years	6.10%
Fidelity Advisor International Capital Appreciation Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(18.33%)
Past 5 years	1.37%
Past 10 years	5.06%
Fidelity Advisor International Capital Appreciation Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(27.99%)
Past 5 years	2.10%
Past 10 years	6.13%
Fidelity Advisor International Capital Appreciation Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(29.50%)
Past 5 years	1.87%
Past 10 years	6.12%
Fidelity Advisor International Capital Appreciation Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(26.55%)
Past 5 years	3.14%
Past 10 years	7.05%
Fidelity Advisor International Capital Appreciation Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(26.45%)
Past 5 years	3.27%
Since Inception	7.46%	[1]
F0340
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Past 10 years	3.96%

[1]	AFrom February 1, 2017.